UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON D.C. 20549

FORM 13F

FORM 13F COVER PAGE


"Report for the quarter ended:  June 301, 2012"

Institutional investment manager filing this report:

"Harvest Capital Management, Inc."
"114 North Main Street, Suite 301"
"Concord, NH 03301"

13F File Number:  028-05603

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the "person signing the report is authorized to submit it, that all" "information contained herein is true, correct and complete," "and that it is understood that all required items, statements," "schedules, lists, and tables, are considered integral parts of" this submission.

Person signing this report on behalf of reporting manager:

Names:  Marshall G. Rowe
Title:  President
Phone: 603-224-6994

"Signature, place and date of signing:"

"Marshall G. Rowe, Concord, New Hampshire August 14, 2012"

Report Type: 13F Holdings Report






Form 13F File Number: 028-05603	"Harvest Capital Management, Inc."
FORM 13F SUMMARY PAGE

Form 13F Information Table Entry Total:	45
"Form 13F Information Table Value Total: $104,828"




FORM 13F INFORMATION TABLE
 VAL  SHARES/ SH/ PUT/ INVSTMT  OTH   VOTING AUTHORITY
NAME OF ISSUER TITLE OF CL CUSIP (x$1000) PRN AMT PRN CALL DSCR MGERS  SOLE SHA  NN

3M Company           COM         88579Y101      479     5344 SH       Sole   5344
AT&T                  COM              00206R102     1370    38425 SH       Sole          38425
Abbott Labs          COM              002824100      703    10900 SH       Sole          10900
BP PLC ADR                COM              055622104      370     9122 SH       Sole                     9122
Baristas Coffee Co  COM              067594101       16   276710 SH       Sole         276710
Chevron Corp         COM              166764100      833     7899 SH       Sole           7899
Coca Cola           COM              191216100      373     4775 SH       Sole           4775
Enterprise Prod Ptners L COM         293792107      359     7000 SH       Sole           7000
ExxonMobil    COM              30231G102     3527    41212 SH       Sole          41212
General Electric     COM              369604103     1384    66430 SH       Sole          66430
IBM           COM              459200101      374     1913 SH       Sole           1913
Johnson & Johnson   COM              478160104     2126    31469 SH       Sole          31469
LVMH Moet Henn Louis Vut COM         502441306      248     8200 SH       Sole           8200
Oracle Corp       COM              68389X105     1207    40649 SH       Sole         40649
Pepsico              COM              713448108      232     3282 SH       Sole           3282
Procter & Gamble     COM              742718109      555     9055 SH       Sole           9055
Royal Dutch Shell PLC A  ADR  COM         780259206      296     4385 SH       Sole           4385
Verizon Comm        COM              92343V104      533    11996 SH       Sole          11996
Windstream Corp     COM              97381W104      173    17871 SH       Sole          17871
Wisconsin Energy Corp  COM            976657106      384     9694 SH       Sole           9694
Guggenheim Russell 1000 Equal  TE            78355W593     7053   217540 SH       Sole         217540
I-Shares S&P Tech-Software Ind TE             464287515     2017    32480 SH       Sole          32480
I-Shares US Home Contruction I TE               464288752     5075   301925 SH       Sole         301925
SPDR S&P Pharmaceuticals TE               78464A722     3195    53850 SH       Sole          53850
SPDR S&P Regional Banking TE               78464A698     4226   154350 SH       Sole         154350
Vanguard Total Stock Mkt ETF  TE               922908769     9105   130629 SH       Sole         130629
WisdomTree Equity Income Fd TE               97717W208    10086   219510 SH       Sole         219510
Eaton Vance Global Equity Inco TI               27829F108     5486   660975 SH       Sole         660975
Vanguard Total International S TI               921909768     1936    45841 SH       Sole          45841
Wisdomtree Euro Small Cap Div TI               97717W869     4512   134650 SH       Sole         134650
Wisdomtree Intl Dividend Ex-Fi TI               97717W786     7465   195790 SH       Sole         195790
WisdomTree Emerge Mkts Inc Fd TM               97717W315     3867    74633 SH       Sole          74633
I-Shares Gold Trust      NR               464285105     2233   143500 SH       Sole         143500
IQ Global Resources ETF  NR               45409B883     4752   175625 SH       Sole         175625
JPMorgan Alerian MLP Index  NR               46625H365     3846    99225 SH       Sole          99225
Powershares DB Cmdty Index TF  NR               73935S105      314    12200 SH       Sole          12200
SPDR Gold Trust           NR               78463V107     8079    52061 SH       Sole          52061
United States Comm Index  NR               911717106      699    12125 SH       Sole          12125
Avalonbay Communities    RT               053484101      276     1954 SH       Sole           1954
I-Shares Cohen & Steers Realty RT             464287564      201     2557 SH       Sole           2557
Babson Capital Corp Invs  TD               05617K109     1570   102425 SH       Sole         102425
I-Shares IBoxx High Yield Corp TD               464288513     1166    12775 SH       Sole          12775
Proshares Ultrashort 20+ Year  TD               74347R297      482    30450 SH       Sole          30450
iShares Barclays Aggregate Por TD               BI3006         154    11836 SH       Sole          11836
WisdomTree Emerging Mkt Local  TG               97717X867     1489    29425 SH       Sole          29425